Financial Instruments and Risk Management (Credit Risk - Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Balance at start of period	$ 3	$ 3
Additional allowance	5	2
Write offs	0	(1)
Reversals	0	(1)
Change due to translation differences	2	0
Balance at end of period	$ 10	$ 3